SHARE CAPITAL	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
SHARE CAPITAL
SHARE CAPITAL

On August 1, 2018, we received approval from the TSX of our Notice of Intention to make a Normal Course Issuer Bid ("NCIB"). Pursuant to the NCIB, we may purchase for cancellation up to 3,580,668 of our common shares, or approximately 9.9% of the common shares outstanding as of the date of the announcement, representing 10% of the public float. The NCIB commenced on August 8, 2018 and terminated on August 7, 2019. During the year ended December 31, 2019, we did not repurchase any common shares. During the year ended December 31, 2018, we purchased and canceled 161,500 common shares at an average price of $19.32 per share under the NCIB. The excess purchase price over an above the average carrying value in the amount of $1,187 was charged to retained earnings in 2018.